Other non-current assets (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Online store and other deposits	$ 1,080,521	$ 1,526,755
Prepayments for equipment and software procurement	2,220	2,651
Other Assets, Noncurrent, Total	$ 1,082,741	$ 1,529,406